Schedule of Investments (unaudited) March 31, 2020	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 90.5%

Aerospace & Defense — 2.4%
BAE Systems plc	615,621	$3,955,378
Lockheed Martin Corp.	5,424	1,838,465
Northrop Grumman Corp.	248	75,032
Raytheon Co.	1,047	137,314

		6,006,189

Air Freight & Logistics — 0.9%
FedEx Corp.	19,454	2,358,992

Automobiles — 1.1%
General Motors Co.	131,166	2,725,629

Banks — 10.7%
Bank of America Corp.	344,233	7,308,067
Citigroup, Inc.	163,450	6,884,514
JPMorgan Chase & Co.(a)	66,912	6,024,087
Wells Fargo & Co.	234,056	6,717,407

		26,934,075

Beverages — 2.1%
Constellation Brands, Inc., Class A	30,465	4,367,462
PepsiCo, Inc.	7,938	953,354

		5,320,816

Capital Markets — 3.9%
Charles Schwab Corp. (The)(a)	91,661	3,081,643
CME Group, Inc.	3,890	672,620
Morgan Stanley	109,641	3,727,794
Raymond James Financial, Inc.(a)	36,855	2,329,236

		9,811,293

Chemicals — 1.3%
Corteva, Inc.(b)	58,914	1,384,479
DuPont de Nemours, Inc.	51,439	1,754,070

		3,138,549

Communications Equipment — 2.6%
Cisco Systems, Inc.	109,689	4,311,874
Motorola Solutions, Inc.	16,555	2,200,491

		6,512,365

Construction Materials — 0.3%
CRH plc	26,515	719,475

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(b)	16,680	3,049,604
Equitable Holdings, Inc.	115,770	1,672,877

		4,722,481

Diversified Telecommunication Services — 4.5%
BCE, Inc.(a)	6,957	284,263
Verizon Communications, Inc.	204,237	10,973,654

		11,257,917

Electric Utilities — 2.7%
Edison International	14,440	791,168
FirstEnergy Corp.	130,462	5,227,612
NextEra Energy, Inc.	2,727	656,171

		6,674,951

Security	Shares	Value

Food Products — 1.9%
Conagra Brands, Inc.	40,293	$1,182,197
Kellogg Co.	12,048	722,759
Nestle SA (Registered)	28,848	2,953,106

		4,858,062

Health Care Equipment & Supplies — 6.1%
Alcon, Inc.(b)	51,461	2,636,384
Koninklijke Philips NV	150,261	6,169,323
Medtronic plc	71,815	6,476,277

		15,281,984

Health Care Providers & Services — 5.7%
Anthem, Inc.	23,408	5,314,552
CVS Health Corp.	69,305	4,111,866
McKesson Corp.	10,557	1,427,940
Quest Diagnostics, Inc.(a)	4,994	401,018
UnitedHealth Group, Inc.	12,030	3,000,041

		14,255,417

Household Durables — 1.7%
Newell Brands, Inc.(a)	154,211	2,047,922
Sony Corp.	37,300	2,209,413

		4,257,335

Industrial Conglomerates — 2.3%
General Electric Co.	315,950	2,508,643
Siemens AG (Registered)	38,934	3,260,143

		5,768,786

Insurance — 6.2%
Allstate Corp. (The)	6,290	576,981
American International Group, Inc.	164,343	3,985,318
Arthur J Gallagher & Co.	33,325	2,716,321
MetLife, Inc.	111,477	3,407,852
Travelers Cos., Inc. (The)	13,180	1,309,433
Willis Towers Watson plc	21,347	3,625,788

		15,621,693

IT Services — 2.2%
Cognizant Technology Solutions Corp., Class A	96,416	4,480,452
Visa, Inc., Class A	7,060	1,137,507

		5,617,959

Machinery — 0.4%
Pentair plc(a)	34,878	1,037,969

Media — 2.9%
Comcast Corp., Class A	141,637	4,869,480
Fox Corp., Class A(a)(b)	93,800	2,216,494
Fox Corp., Class B(b)	4,780	109,366

		7,195,340

Multiline Retail — 1.1%
Dollar General Corp.(a)	18,561	2,802,897

Multi-Utilities — 1.0%
NiSource, Inc.	21,450	535,607
Public Service Enterprise Group, Inc.	43,518	1,954,393

		2,490,000

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 7.2%
BP plc	982,039	$4,027,286
ConocoPhillips	52,730	1,624,084
Enterprise Products Partners LP	157,386	2,250,620
Equinor ASA	110,213	1,373,931
Marathon Oil Corp.(a)	216,536	712,403
Marathon Petroleum Corp.	85,672	2,023,573
Pioneer Natural Resources Co.	21,870	1,534,181
TOTAL SA, ADR(a)	34,062	1,268,469
Williams Cos., Inc. (The)	233,189	3,299,624

		18,114,171

Personal Products — 2.0%
Unilever NV, NYRS(a)	100,378	4,897,443

Pharmaceuticals — 6.4%
AstraZeneca plc	44,197	3,937,903
Bayer AG (Registered)	67,897	3,890,396
Johnson & Johnson	3,244	425,386
Pfizer, Inc.	58,664	1,914,793
Sanofi	68,143	5,899,475

		16,067,953

Road & Rail — 0.7%
Union Pacific Corp.	12,952	1,826,750

Semiconductors & Semiconductor Equipment — 0.5%
NXP Semiconductors NV	13,612	1,128,843

Software — 2.4%
Constellation Software, Inc.	874	794,332
Microsoft Corp.	33,609	5,300,475

		6,094,807

Specialty Retail — 1.1%
Lowe’s Cos., Inc.	33,523	2,884,654

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.4%
Samsung Electronics Co. Ltd., GDR	3,490	$3,457,281

Tobacco — 2.2%
Altria Group, Inc.	135,659	5,245,934
British American Tobacco plc	10,480	357,004

		5,602,938

Trading Companies & Distributors — 0.7%
Ferguson plc	28,975	1,791,596

Total Common Stocks — 90.5% (Cost: $259,967,648)		227,236,610

Preferred Stocks — 0.7%

Household Products — 0.7%
Henkel AG & Co. KGaA (Preference)	22,018	1,761,036

Total Preferred Stocks — 0.7% (Cost: $2,085,949)		1,761,036

Total Long-Term Investments — 91.2% (Cost: $262,053,597)		228,997,646

Short-Term Securities — 11.3%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	21,738,350	21,738,350
SL Liquidity Series, LLC, Money Market Series, 0.88%(d)	6,734,875	6,732,854

Total Short-Term Securities — 11.3% (Cost: $28,470,352)		28,471,204

Total Investments — 102.5% (Cost: $290,523,949)		257,468,850

Liabilities in Excess of Other Assets — (2.5)%		(6,290,492)

Net Assets — 100.0%		$251,178,358

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	26,786,942	—	(5,048,592)	21,738,350	$21,738,350	$81,504		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	10,950,897	—	(4,216,022)	6,734,875	6,732,854	13,896	(c)	(21,218)	852

					$28,471,204	$95,400		$(21,218)	$852

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Equity Dividend V.I. Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

NYRS	New York Registered Shares

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Equity Dividend V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,050,811	$3,955,378	$—	$6,006,189
Air Freight & Logistics	2,358,992	—	—	2,358,992
Automobiles	2,725,629	—	—	2,725,629
Banks	26,934,075	—	—	26,934,075
Beverages	5,320,816	—	—	5,320,816
Capital Markets	9,811,293	—	—	9,811,293
Chemicals	3,138,549	—	—	3,138,549
Communications Equipment	6,512,365	—	—	6,512,365
Construction Materials	—	719,475	—	719,475
Diversified Financial Services	4,722,481	—	—	4,722,481
Diversified Telecommunication Services	11,257,917	—	—	11,257,917
Electric Utilities	6,674,951	—	—	6,674,951
Food Products	1,904,956	2,953,106	—	4,858,062
Health Care Equipment & Supplies	6,476,277	8,805,707	—	15,281,984
Health Care Providers & Services	14,255,417	—	—	14,255,417
Household Durables	2,047,922	2,209,413	—	4,257,335
Industrial Conglomerates	2,508,643	3,260,143	—	5,768,786
Insurance	15,621,693	—	—	15,621,693
IT Services	5,617,959	—	—	5,617,959
Machinery	1,037,969	—	—	1,037,969
Media	7,195,340	—	—	7,195,340
Multiline Retail	2,802,897	—	—	2,802,897
Multi-Utilities	2,490,000	—	—	2,490,000
Oil, Gas & Consumable Fuels	12,712,954	5,401,217	—	18,114,171
Personal Products	4,897,443	—	—	4,897,443
Pharmaceuticals	2,340,179	13,727,774	—	16,067,953
Road & Rail	1,826,750	—	—	1,826,750
Semiconductors & Semiconductor Equipment	1,128,843	—	—	1,128,843
Software	6,094,807	—	—	6,094,807
Specialty Retail	2,884,654	—	—	2,884,654
Technology Hardware, Storage & Peripherals	—	3,457,281	—	3,457,281
Tobacco	5,245,934	357,004	—	5,602,938
Trading Companies & Distributors	—	1,791,596	—	1,791,596
Preferred Stocks(a)	—	1,761,036	—	1,761,036
Short-Term Securities	21,738,350	—	—	21,738,350

Subtotal	$202,336,866	$48,399,130	$—	$250,735,996

Investments Valued at NAV(b)				6,732,854

Total Investments				$257,468,850

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4